Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares		Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized	[1]	64,400,000	64,400,000
Ordinary shares, shares issued	[1]	3,362,733	1,862,733
Ordinary shares, shares outstanding	[1]	3,362,733	1,862,733
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, shares authorized	[1]	10,600,000	10,600,000
Ordinary shares, shares issued	[1]	576,308	576,308
Ordinary shares, shares outstanding	[1]	576,308	576,308
Class C Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, shares authorized	[1]	1,000,000	1,000,000
Ordinary shares, shares issued	[1]
Ordinary shares, shares outstanding	[1]

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023